AB Global Real Estate Investment Fund

Portfolio of Investments

August 31, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.2%
Real Estate – 95.5%
Diversified Real Estate Activities – 8.0%
City Developments Ltd.	103,100	$607,532
Mitsubishi Estate Co., Ltd.	58,100	909,248
Mitsui Fudosan Co., Ltd.	161,700	2,925,155
New World Development Co., Ltd.	234,250	1,214,715
Sumitomo Realty & Development Co., Ltd.	19,100	563,314
Sun Hung Kai Properties Ltd.	166,000	2,227,142
UOL Group Ltd.	109,500	528,118

		8,975,224

Diversified REITs – 7.1%
Activia Properties, Inc.	157	590,546
Alexander & Baldwin, Inc.	40,620	491,908
Armada Hoffler Properties, Inc.	61,335	619,483
Essential Properties Realty Trust, Inc.	58,020	984,599
Fibra Uno Administracion SA de CV	263,340	206,031
Gecina SA	5,190	713,613
Hulic Reit, Inc.	652	850,139
NIPPON REIT Investment Corp.	111	388,791
Nomura Real Estate Master Fund, Inc.	441	565,257
Stockland	537,560	1,567,457
United Urban Investment Corp.	884	982,520

		7,960,344

Health Care REITs – 8.7%
Assura PLC	1,470,160	1,591,842
Medical Properties Trust, Inc.	99,410	1,847,038
Omega Healthcare Investors, Inc.	56,040	1,735,559
Physicians Realty Trust	73,589	1,335,640
Welltower, Inc.	57,120	3,285,542

		9,795,621

Hotel & Resort REITs – 1.3%
Japan Hotel REIT Investment Corp.	460	213,024
RLJ Lodging Trust	135,830	1,282,235

		1,495,259

Industrial REITs – 11.8%
Americold Realty Trust	42,564	1,632,329
Dream Industrial Real Estate Investment Trust	74,827	641,366
Industrial & Infrastructure Fund Investment Corp.	302	528,087
Nippon Prologis REIT, Inc.	100	327,527
Plymouth Industrial REIT, Inc.	16,993	226,857
Prologis, Inc.	58,280	5,936,401
Rexford Industrial Realty, Inc.	28,240	1,354,955
Segro PLC	119,606	1,520,697
STAG Industrial, Inc.	35,600	1,149,880

		13,318,099

Office REITs – 11.4%
Alexandria Real Estate Equities, Inc.	13,850	2,332,063
Allied Properties Real Estate Investment Trust	27,900	787,150
Boston Properties, Inc.	29,470	2,560,059
CapitaLand Commercial Trust	778,000	959,248
Cousins Properties, Inc.	50,905	1,519,514
Daiwa Office Investment Corp.	100	579,312

Company	Shares	U.S. $ Value
Inmobiliaria Colonial Socimi SA	45,980	$405,004
Japan Real Estate Investment Corp.	114	638,388
Kilroy Realty Corp.	24,540	1,436,081
Nippon Building Fund, Inc.	97	584,097
SL Green Realty Corp.	17,730	829,055
True North Commercial Real Estate Investment Trust	53,076	236,418

		12,866,389

Real Estate Development – 1.7%
CIFI Holdings Group Co., Ltd.	542,000	460,699
CK Asset Holdings Ltd.	123,500	670,320
Instone Real Estate Group AG(a) (b)	25,520	767,924

		1,898,943

Real Estate Operating Companies – 13.3%
Aroundtown SA(b)	179,786	984,872
Azrieli Group Ltd.	9,640	520,104
CA Immobilien Anlagen AG	28,691	892,710
Deutsche Wohnen SE	31,960	1,704,994
Entra ASA(a)	53,382	728,641
Fabege AB	35,780	436,939
Grainger PLC	242,470	1,013,079
Kojamo Oyj	22,290	540,116
Kungsleden AB	55,620	440,598
LEG Immobilien AG	5,970	877,250
PSP Swiss Property AG	6,990	833,892
Samhallsbyggnadsbolaget i Norden AB(c)	265,290	739,827
Swire Properties Ltd.	266,600	721,627
Vonovia SE	44,836	3,208,724
Wharf Real Estate Investment Co., Ltd.	126,000	523,683
Wihlborgs Fastigheter AB	49,080	786,673

		14,953,729

Real Estate Services – 0.3%
Unibail-Rodamco-Westfield(c)	6,400	299,082

Residential REITs – 13.5%
American Campus Communities, Inc.	35,170	1,192,263
American Homes 4 Rent - Class A	59,910	1,715,822
Bluerock Residential Growth REIT, Inc.	33,260	246,457
Camden Property Trust	18,350	1,668,749
Comforia Residential REIT, Inc.	163	502,705
Daiwa Securities Living Investments Corp.	844	841,481
Essex Property Trust, Inc.	10,300	2,230,053
Independence Realty Trust, Inc.	95,600	1,119,476
Killam Apartment Real Estate Investment Trust	89,420	1,190,119
Mid-America Apartment Communities, Inc.	14,070	1,647,878
Northview Apartment Real Estate Investment Trust	21,350	561,269
Sun Communities, Inc.	15,093	2,250,065

		15,166,337

Retail REITs – 10.8%
AEON REIT Investment Corp.	622	678,316
Brixmor Property Group, Inc.	139,260	1,643,268
Eurocommercial Properties NV	44,900	536,975
Kenedix Retail REIT Corp.	120	246,124

Company	Shares	U.S. $ Value
Link REIT	186,261	$1,481,753
National Retail Properties, Inc.	26,190	928,174
NETSTREIT Corp.(b)	25,363	465,157
Realty Income Corp.	37,080	2,300,072
Retail Properties of America, Inc. - Class A	139,640	881,128
Simon Property Group, Inc.	10,828	734,680
SITE Centers Corp.	118,360	888,884
Vicinity Centres	1,346,983	1,436,684

		12,221,215

Specialized REITs – 7.6%
CubeSmart	50,180	1,586,692
Digital Realty Trust, Inc.	22,595	3,516,912
MGM Growth Properties LLC - Class A	38,930	1,092,765
National Storage Affiliates Trust	49,480	1,697,659
Safestore Holdings PLC	63,370	663,374

		8,557,402

		107,507,644

Transportation – 1.2%
Highways & Railtracks – 1.2%
Transurban Group	136,657	1,351,731

Consumer Durables & Apparel – 1.0%
Homebuilding – 1.0%
Persimmon PLC	17,140	595,585
PulteGroup, Inc.	12,630	563,172

		1,158,757

Materials – 0.8%
Construction Materials – 0.8%
Fletcher Building Ltd.(b)	238,740	575,868
Grupo Cementos de Chihuahua SAB de CV	79,090	356,487

		932,355

Software & Services – 0.4%
Internet Services & Infrastructure – 0.4%
GDS Holdings Ltd. (ADR)(b) (c)	5,470	442,742

Consumer Services – 0.3%
Leisure Facilities – 0.3%
Planet Fitness, Inc.(b)	5,120	311,245

Total Common Stocks (cost $104,506,058)		111,704,474

Principal Amount (000)

SHORT-TERM INVESTMENTS – 0.3%
Time Deposits – 0.2%
BBH Grand Cayman (1.43)%, 09/01/2020	CHF	10	11,346

	Principal Amount (000)		U.S. $ Value
(0.69)%, 09/01/2020	EUR	9	$11,190
(0.25)%, 09/01/2020	SEK	97	11,202
(0.23)%, 09/01/2020	JPY	1,224	11,559
0.01%, 09/01/2020	AUD	35	25,961
0.01%, 09/01/2020	GBP	9	11,500
0.01%, 09/01/2020	NZD	22	14,782
0.01%, 09/01/2020	SGD	73	53,544
0.03%, 09/01/2020	CAD	16	12,015
0.15%, 09/01/2020	HKD	86	11,048
Nordea Bank Abp, Oslo (0.15)%, 09/01/2020	NOK	253	28,974

Total Time Deposits (cost $203,121)			203,121

	Shares

Investment Companies – 0.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.08%(d) (e) (f) (cost $63,516)		63,516	63,516

Total Short-Term Investments (cost $266,637)			266,637

Total Investments Before Security Lending Collateral for Securities Loaned – 99.5% (cost $104,772,695)			111,971,111

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.7%
Investment Companies – 0.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.08%(d) (e) (f) (cost $787,302)		787,302	787,302

Total Investments – 100.2% (cost $105,559,997)(g)			112,758,413
Other assets less liabilities – (0.2)%			(189,082)

Net Assets – 100.0%			$112,569,331

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	608	JPY	65,209	09/14/2020	$7,531
Brown Brothers Harriman & Co.	AUD	1,056	USD	726	09/14/2020	(52,973)
Brown Brothers Harriman & Co.	CAD	325	USD	242	09/14/2020	(6,933)
Brown Brothers Harriman & Co.	CHF	277	USD	305	09/14/2020	(1,565)
Brown Brothers Harriman & Co.	EUR	645	USD	726	09/14/2020	(43,923)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	GBP	629	USD	769	09/14/2020	$(71,980)
Brown Brothers Harriman & Co.	ILS	1,413	USD	412	09/14/2020	(9,295)
Brown Brothers Harriman & Co.	JPY	125,060	USD	1,164	09/14/2020	(17,427)
Brown Brothers Harriman & Co.	MXN	8,685	USD	392	09/14/2020	(4,780)
Brown Brothers Harriman & Co.	NOK	4,076	USD	436	09/14/2020	(30,271)
Brown Brothers Harriman & Co.	SEK	4,350	USD	498	09/14/2020	(5,333)
Brown Brothers Harriman & Co.	USD	1,035	AUD	1,527	09/14/2020	91,202
Brown Brothers Harriman & Co.	USD	1,210	EUR	1,082	09/14/2020	81,254
Brown Brothers Harriman & Co.	USD	174	GBP	141	09/14/2020	14,504
Brown Brothers Harriman & Co.	USD	1,148	JPY	123,148	09/14/2020	14,464
Brown Brothers Harriman & Co.	USD	457	NOK	4,076	09/14/2020	9,636
Brown Brothers Harriman & Co.	USD	876	SEK	7,755	09/14/2020	20,502
Brown Brothers Harriman & Co.	USD	484	SGD	680	09/14/2020	15,753
Brown Brothers Harriman & Co.	JPY	89,616	USD	843	10/08/2020	(3,329)
Brown Brothers Harriman & Co.	USD	224	JPY	23,560	10/08/2020	(986)
Brown Brothers Harriman & Co.	USD	378	JPY	40,211	10/08/2020	1,876
Brown Brothers Harriman & Co.	USD	344	EUR	291	10/15/2020	4,053
Citibank, NA	CNH	5,341	USD	753	09/14/2020	(25,649)
Citibank, NA	JPY	115,151	USD	1,074	09/14/2020	(13,413)
Goldman Sachs Bank USA	EUR	652	USD	756	09/14/2020	(22,067)
Goldman Sachs Bank USA	USD	562	JPY	60,231	09/14/2020	6,363
Goldman Sachs Bank USA	USD	1,136	SGD	1,571	09/14/2020	19,157
JPMorgan Chase Bank, NA	USD	672	EUR	591	09/14/2020	33,481
Morgan Stanley & Co., Inc.	AUD	927	USD	642	09/14/2020	(41,879)
Morgan Stanley & Co., Inc.	EUR	1,354	USD	1,601	09/14/2020	(15,392)
Morgan Stanley & Co., Inc.	JPY	63,297	USD	588	09/14/2020	(9,363)
Morgan Stanley & Co., Inc.	USD	621	GBP	488	09/14/2020	31,392
Royal Bank of Scotland PLC	USD	1,532	EUR	1,320	09/14/2020	43,428
Royal Bank of Scotland PLC	USD	514	JPY	54,920	09/14/2020	4,341
State Street Bank & Trust Co.	USD	396	CNH	2,783	09/14/2020	9,902
UBS AG	USD	585	CHF	551	09/14/2020	25,220

						$57,501

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2020, the aggregate market value of these securities amounted to $1,496,565 or 1.3% of net assets.

(b)	Non-income producing security.
(c)	Represents entire or partial securities out on loan.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	Affiliated investments.

(g)

As of August 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $18,507,688 and gross unrealized depreciation of investments was $(11,251,771), resulting in net unrealized appreciation of $7,255,917.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

ILS – Israeli Shekel

JPY – Japanese Yen

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

SGD – Singapore Dollar

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN1

August 31, 2020 (unaudited)

52.9%	United States
11.5%	Japan
6.7%	Germany
6.1%	Hong Kong
4.8%	United Kingdom
3.9%	Australia
3.1%	Canada
2.2%	Sweden
1.9%	Singapore
0.9%	France
0.8%	China
0.8%	Austria
0.7%	Switzerland
3.5%	Other
0.2%	Short-Term

100.0%	Total Investments

1

All data are as of August 31, 2020. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.7% or less in the following: Finland, Israel, Mexico, Netherlands, New Zealand, Norway and Spain.

AB Global Real Estate Investment Fund

August 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2020:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Real Estate	$63,878,629	$43,629,015	$-0-	$107,507,644
Transportation	-0-	1,351,731	-0-	1,351,731
Consumer Durables & Apparel	563,172	595,585	-0-	1,158,757
Materials	356,487	575,868	-0-	932,355
Software & Services	442,742	-0-	-0-	442,742
Consumer Services	311,245	-0-	-0-	311,245
Short-Term Investments:
Time Deposits	-0-	203,121	-0-	203,121
Investment Companies	63,516	-0-	-0-	63,516
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	787,302	-0-	-0-	787,302

Total Investments in Securities	66,403,093	46,355,320+	-0-	112,758,413
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	-0-	434,059	-0-	434,059
Liabilities
Forward Currency Exchange Contracts	-0-	(376,558)	-0-	(376,558)

Total	$66,403,093	$46,412,821	$-0-	$112,815,914

+

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2020 is as follows:

Fund	Market Value 11/30/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/20 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,527	$18,005	$19,468	$64	$2
Government Money Market Portfolio*	1,863	18,661	19,737	787	2
Total				$851	$4

*	Investment of cash collateral for securities lending transactions.